ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 6,207	$ 6,401
Non-current, net
Accounts receivable	134	126
Retainer on customer contract	84	70
Billing rights	763	681
Total non-current, net	981	877
Total	$ 7,188	$ 7,278